Cover Page	Feb. 25, 2020
Cover page.
Entity Address, Address Line One	39550 Orchard Hill Place Drive,
Document Type	8-K
Document Period End Date	Feb. 25, 2020
Entity Registrant Name	COOPER-STANDARD HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36127
Entity Tax Identification Number	20-1945088
Entity Address, City or Town	Novi
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48375
City Area Code	248
Local Phone Number	596-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CPS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001320461
Amendment Flag	false